PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,700	$ 4,900	$ 9,700	$ 10,000	$ 19,600	$ 20,600
Property, plant and equipment, net	64,450		64,450		44,154	44,392
United States
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 62,600		$ 62,600		$ 41,800	$ 42,100
Percentage Of Property Plant And Equipment Held Within United Status					95.00%	95.00%
Property, plant and equipment net, Percentage	97.00%		97.00%		95.00%
Canada
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,900		$ 1,900		$ 2,300	$ 2,300
Percentage Of Property Plant And Equipment Held Within United Status					5.00%	5.00%
Property, plant and equipment net, Percentage	3.00%		3.00%		5.00%